Shareholder Fees - FidelityGlobalEquityIncomeFund-PRO	Dec. 30, 2023 USD ($)
FidelityGlobalEquityIncomeFund-PRO | Fidelity Global Equity Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none